Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2018	12/31/2017	01/01/2017
Deferred tax assets
Debt securities		7,356
Loans and other financing	978,858	1,231,407	806,529
Other financial assets	1,077	19,439	13,852
Allowances for contingencies	277,445	307,804	216,043
Provisions and employee benefits	260,393	268,470	290,578

Total deferred tax assets	1,517,773	1,834,476	1,327,002

	12/31/2018	12/31/2017	01/01/2017
Deferred tax liabilities
Property, plant and equipment	3,036,215	2,820,014	3,308,673
Intangible assets	575,055	483,240	557,999
Investment in associates and joint ventures	41,677	247,924	155,388
Other financial and nonfinancial liabilities	206,282	157,685	222,311

Total deferred tax liabilities	3,859,229	3,708,863	4,244,371

Net deferred tax liabilities	2,341,456	1,874,387	2,917,369

Schedule of Changes in Net Deferred Tax Liabilities

Changes in net deferred tax liabilities as of December 31, 2018 and 2017 are summarized as follows:

	12/31/2018	12/31/2017
Net deferred tax liabilities at beginning of year	1,874,387	2,917,369
(Loss) /Profit for deferred taxes recognized in total comprehensive income (*)	(423,630)	1,042,982
Other tax effects	(43,439)

Net deferred tax liabilities at fiscal year end	2,341,456	1,874,387

(*)	For changes in fiscal year 2017, the Bank included profits for an amount of 695,443 related to the effect of the rate change, under the tax reform described in Note 3.13.1.

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount

The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2018	12/31/2017
Income carrying amount before income tax	8,593,004	14,428,414
Applicable income tax rate	30%	35%

Income tax on income carrying amount	2,577,901	5,049,945

Net permanent differences and other tax effects	142,261	(512,862)
Monetary effects	6,606,955	3,871,725

Total income tax	9,327,117	8,408,808